Trade receivables - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Trade and other receivables [abstract]
Trade receivables past due	€ 1.5	€ 1.5
Receivables from contracts with customers	16.3	€ 27.8
Decrease in trade receivables	€ 11.5